Income Taxes - Schedule of Current and Deferred Portions of the Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Current income tax benefits
Current income tax benefits
Deferred income tax benefits
Deferred income tax benefits		54,143	43,363
Total income tax benefits		54,143	43,363
Foreign [Member]
Current income tax benefits
Foreign
Deferred income tax benefits
Foreign
Hong Kong [Member]
Current income tax benefits
Foreign
Deferred income tax benefits
Foreign		$ 54,143	$ 43,363